Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Other Investment Abstract
Disclosure of detailed information about other investments [Table Text Block]
	2022	2021
	$	$

Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	47,981	25,063
Acquisitions	4,438	17,754
Exercises of warrants	(80)	(1,122)
Change in fair value	(17,236)	6,286
Acquisition of Tintic by Osisko Development (Note 31)	(10,827)	-
Foreign exchange revaluation impact	50	-
Investments held by Osisko Development and deconsolidated on September 30, 2022 (Note 31)	(109)	-
Balance - December 31	24,217	47,981

Fair value through other comprehensive (loss) income (common shares)
Balance - January 1	94,231	115,590
Acquisitions	5,260	18,668
Exercises of warrants	-	600
Transfer from associates (Note 9)	15,343	-
Change in fair value	(43,486)	7,303
Disposals	(21,634)	(47,930)
Investments held by Osisko Development deconsolidated on September 30, 2022 (Note 31)	(31,377)	-
Balance - December 31	18,337	94,231

Amortized cost (notes)
Balance - January 1	26,798	16,861
Acquisitions	5,175	12,849
Repayments	(2,960)	(3,007)
Foreign exchange revaluation impact	1,937	95
Balance - December 31	30,950	26,798
Total	73,504	169,010